OTHER PAYABLES	12 Months Ended
Dec. 31, 2021
OTHER PAYABLES
OTHER PAYABLES .

NOTE 10 - OTHER PAYABLES

Composition of other payables, grouped by major classifications, is as follows:

	December 31,
	2021	2020
Employee related compensation	$47,007	$33,249
Commissions payable	10,712	8,326
Accrued expenses	10,661	19,464
Lease liability	9,290	—
Other	1,704	2,416
Total other payables	$79,374	$63,455